Tax Expense (Tables)	12 Months Ended
Jun. 30, 2025
Tax Expense [Abstract]
Schedule of Tax Expense
	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

Income tax
- Current year provision	19,734	257,571	131,368
- Under/(over) provision in prior year	15,941	33,408	(6,010,761)
	35,675	290,979	(5,879,393)
Deferred tax (Note 12)
- Relating to origination and reversal of temporary differences	337,478	(7,569,432)	258,230
- Overprovision in prior year	(1,107,706)	(3,542,190)	(23,058)
	(770,228)	(11,111,622)	235,172
	(734,553)	(10,820,643)	(5,644,221)

Schedule of Effective Tax Rate and the Applicable Tax Rate

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

(Loss)/profit before tax	(72,104,372)	(65,509,477)	21,893,004

Tax at Malaysian statutory rate of 24% (June 30, 2024 and 2023: 24%)	(17,305,049)	(15,722,274)	5,254,321

Tax effects in respect of:
Non-allowable expenses	6,113,483	591,130	1,024,330
Non-taxable income	(24,438)	(1)	(2,524)
Deferred tax assets not recognized	9,757,147	11,256,099	2,205,090
Changes in unrecognized temporary differences	(4,087,086)	(611,451)	13,288,607
Tax exempt income	-	8,595	(21,334,568)
Utilisation of unrecognized deferred tax assets	-	(2,833,959)	(45,658)
Unabsorbed tax losses disregard	2,544,112	-	-
Changes in recognized temporary differences	3,359,043	-	-
	357,212	(7,311,861)	389,598

Under/(over) provision in prior years:
Income tax	15,941	33,408	(6,010,761)
Deferred tax	(1,107,706)	(3,542,190)	(23,058)
Tax expense	(734,553)	(10,820,643)	(5,644,221)